Net finance expense (income) (Details)	12 Months Ended
	Aug. 31, 2023 CAD ($)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 CAD ($)	Aug. 31, 2021 CAD ($)
Net finance expense (income)
Interest and bank charges	$ 142,117		$ 184,895	$ 123,100
Interest income	(113,334)		(379,288)
Foreign currency exchange (gain) loss	(208,132)		(251,947)	1,583,292
Transaction costs	719,167	$ 718,546
Gain on derivative liabilities	2,055,688
Loss (gain) on Debentures [note 8]	(88,666)		670,000	550,000
Net finance expense	$ (1,604,536)		$ 223,660	$ 2,256,392